Loans and allowance for credit losses (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	July 31, 2023					July 31, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$480	$(5)	$(4)	$(8)	$463	$388	$51	$(7)	$(3)	$429
Personal	1,165	97	(106)	(4)	1,152	943	107	(60)	–	990
Credit cards	980	154	(117)	–	1,017	795	128	(89)	1	835
Small business	225	23	(11)	(2)	235	179	10	(5)	3	187
Wholesale	1,886	349	(117)	(67)	2,051	1,541	63	(39)	(25)	1,540
Customers’ liability under acceptances	41	1	–	(1)	41	41	(12)	–	1	30
	$4,777	$619	$(355)	$(82)	$4,959	$3,887	$347	$(200)	$(23)	$4,011
Presented as:
Allowance for loan losses	$4,332				$4,495	$3,566				$3,667
Other liabilities – Provisions	397				416	275				309
Customers’ liability under acceptances	41				41	41				30
Other components of equity	7				7	5				5

	For the nine months ended
	July 31, 2023					July 31, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$57	$(13)	$(13)	$463	$416	$29	$(19)	$3	$429
Personal	1,043	402	(287)	(6)	1,152	1,079	86	(172)	(3)	990
Credit cards	893	459	(334)	(1)	1,017	875	201	(243)	2	835
Small business	194	70	(27)	(2)	235	177	18	(15)	7	187
Wholesale	1,574	779	(188)	(114)	2,051	1,797	(171)	(60)	(26)	1,540
Customers’ liability under acceptances	45	(4)	–	–	41	75	(46)	–	1	30
	$4,181	$1,763	$(849)	$(136)	$4,959	$4,419	$117	$(509)	$(16)	$4,011
Presented as:
Allowance for loan losses	$3,753				$4,495	$4,089				$3,667
Other liabilities – Provisions	378				416	241				309
Customers’ liability under acceptances	45				41	75				30
Other components of equity	5				7	14				5

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$238	$103	$139	$480	$184	$71	$133	$388
Provision for credit losses
Transfers to stage 1	38	(38)	–	–	22	(17)	(5)	–
Transfers to stage 2	(4)	6	(2)	–	(2)	3	(1)	–
Transfers to stage 3	–	(4)	4	–	–	(5)	5	–
Originations	22	–	–	22	55	–	–	55
Maturities	(4)	(4)	–	(8)	(6)	(1)	–	(7)
Changes in risk, parameters and exposures	(63)	29	15	(19)	(21)	21	3	3
Write-offs	–	–	(7)	(7)	–	–	(9)	(9)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	–	(2)	(6)	(8)	(2)	–	(1)	(3)
Balance at end of period	$227	$90	$146	$463	$230	$72	$127	$429

Personal
Balance at beginning of period	$298	$747	$120	$1,165	$310	$550	$83	$943
Provision for credit losses
Transfers to stage 1	177	(177)	–	–	132	(131)	(1)	–
Transfers to stage 2	(20)	21	(1)	–	(30)	30	–	–
Transfers to stage 3	–	(13)	13	–	–	(12)	12	–
Originations	31	–	–	31	30	–	–	30
Maturities	(10)	(32)	–	(42)	(16)	(24)	–	(40)
Changes in risk, parameters and exposures	(182)	189	101	108	(133)	200	50	117
Write-offs	–	–	(135)	(135)	–	–	(94)	(94)
Recoveries	–	–	29	29	–	–	34	34
Exchange rate and other	(2)	1	(3)	(4)	–	–	–	–
Balance at end of period	$292	$736	$124	$1,152	$293	$613	$84	$990

Credit cards
Balance at beginning of period	$199	$781	$–	$980	$169	$626	$–	$795
Provision for credit losses
Transfers to stage 1	120	(120)	–	–	99	(99)	–	–
Transfers to stage 2	(31)	31	–	–	(21)	21	–	–
Transfers to stage 3	–	(103)	103	–	(1)	(87)	88	–
Originations	3	–	–	3	1	–	–	1
Maturities	(3)	(9)	–	(12)	(1)	(8)	–	(9)
Changes in risk, parameters and exposures	(92)	241	14	163	(71)	207	–	136
Write-offs	–	–	(164)	(164)	–	–	(132)	(132)
Recoveries	–	–	47	47	–	–	43	43
Exchange rate and other	–	–	–	–	–	–	1	1
Balance at end of period	$196	$821	$–	$1,017	$175	$660	$–	$835

Small business
Balance at beginning of period	$76	$79	$70	$225	$77	$66	$36	$179
Provision for credit losses
Transfers to stage 1	9	(9)	–	–	9	(9)	–	–
Transfers to stage 2	(4)	4	–	–	(4)	4	–	–
Transfers to stage 3	1	(3)	2	–	(1)	–	1	–
Originations	12	–	–	12	8	–	–	8
Maturities	(4)	(4)	–	(8)	(6)	(7)	–	(13)
Changes in risk, parameters and exposures	(13)	11	21	19	(8)	12	11	15
Write-offs	–	–	(14)	(14)	–	–	(7)	(7)
Recoveries	–	–	3	3	–	–	2	2
Exchange rate and other	1	–	(3)	(2)	3	3	(3)	3
Balance at end of period	$78	$78	$79	$235	$78	$69	$40	$187

Wholesale
Balance at beginning of period	$668	$632	$586	$1,886	$483	$590	$468	$1,541
Provision for credit losses
Transfers to stage 1	45	(44)	(1)	–	66	(66)	–	–
Transfers to stage 2	(28)	29	(1)	–	(14)	15	(1)	–
Transfers to stage 3	(3)	(17)	20	–	–	(21)	21	–
Originations	169	–	–	169	165	–	–	165
Maturities	(129)	(76)	–	(205)	(103)	(68)	–	(171)
Changes in risk, parameters and exposures	(34)	208	211	385	(48)	130	(13)	69
Write-offs	–	–	(126)	(126)	–	–	(48)	(48)
Recoveries	–	–	9	9	–	–	9	9
Exchange rate and other	(10)	(10)	(47)	(67)	(5)	(5)	(15)	(25)
Balance at end of period	$678	$722	$651	$2,051	$544	$575	$421	$1,540

	For the nine months ended
	July 31, 2023				July 31, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Transfers to stage 1	70	(70)	–	–	82	(67)	(15)	–
Transfers to stage 2	(23)	31	(8)	–	(8)	10	(2)	–
Transfers to stage 3	(1)	(9)	10	–	(1)	(20)	21	–
Originations	65	–	–	65	114	–	–	114
Maturities	(12)	(6)	–	(18)	(18)	(5)	–	(23)
Changes in risk, parameters and exposures	(107)	80	37	10	(125)	60	3	(62)
Write-offs	–	–	(23)	(23)	–	–	(29)	(29)
Recoveries	–	–	10	10	–	–	10	10
Exchange rate and other	–	(1)	(12)	(13)	–	2	1	3
Balance at end of period	$227	$90	$146	$463	$230	$72	$127	$429

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Transfers to stage 1	474	(473)	(1)	–	459	(457)	(2)	–
Transfers to stage 2	(63)	65	(2)	–	(91)	91	–	–
Transfers to stage 3	(1)	(38)	39	–	(1)	(37)	38	–
Originations	79	–	–	79	78	–	–	78
Maturities	(32)	(82)	–	(114)	(54)	(74)	–	(128)
Changes in risk, parameters and exposures	(450)	604	283	437	(520)	521	135	136
Write-offs	–	–	(371)	(371)	–	–	(269)	(269)
Recoveries	–	–	84	84	–	–	97	97
Exchange rate and other	–	(1)	(5)	(6)	–	–	(3)	(3)
Balance at end of period	$292	$736	$124	$1,152	$293	$613	$84	$990

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Transfers to stage 1	409	(409)	–	–	374	(374)	–	–
Transfers to stage 2	(73)	73	–	–	(72)	72	–	–
Transfers to stage 3	(1)	(295)	296	–	(2)	(238)	240	–
Originations	10	–	–	10	7	–	–	7
Maturities	(5)	(24)	–	(29)	(4)	(22)	–	(26)
Changes in risk, parameters and exposures	(320)	760	38	478	(362)	580	2	220
Write-offs	–	–	(465)	(465)	–	–	(370)	(370)
Recoveries	–	–	131	131	–	–	127	127
Exchange rate and other	(1)	–	–	(1)	1	–	1	2
Balance at end of period	$196	$821	$–	$1,017	$175	$660	$–	$835

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Transfers to stage 1	27	(27)	–	–	18	(18)	–	–
Transfers to stage 2	(11)	11	–	–	(12)	12	–	–
Transfers to stage 3	–	(7)	7	–	(1)	(2)	3	–
Originations	28	–	–	28	25	–	–	25
Maturities	(11)	(14)	–	(25)	(17)	(19)	–	(36)
Changes in risk, parameters and exposures	(31)	39	59	67	(31)	36	24	29
Write-offs	–	–	(35)	(35)	–	–	(22)	(22)
Recoveries	–	–	8	8	–	–	7	7
Exchange rate and other	3	3	(8)	(2)	8	5	(6)	7
Balance at end of period	$78	$78	$79	$235	$78	$69	$40	$187

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Transfers to stage 1	145	(144)	(1)	–	334	(331)	(3)	–
Transfers to stage 2	(63)	65	(2)	–	(55)	56	(1)	–
Transfers to stage 3	(7)	(44)	51	–	(2)	(48)	50	–
Originations	481	–	–	481	448	–	–	448
Maturities	(345)	(205)	–	(550)	(301)	(259)	–	(560)
Changes in risk, parameters and exposures	(120)	477	491	848	(444)	354	31	(59)
Write-offs	–	–	(212)	(212)	–	–	(97)	(97)
Recoveries	–	–	24	24	–	–	37	37
Exchange rate and other	(10)	(12)	(92)	(114)	(2)	9	(33)	(26)
Balance at end of period	$678	$722	$651	$2,051	$544	$575	$421	$1,540

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2022 Annual Report.

	As at
	July 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$345,290	$3,861	$–	$349,151	$340,716	$2,573	$–	$343,289
Medium risk	18,059	1,734	–	19,793	15,035	1,932	–	16,967
High risk	1,523	4,437	–	5,960	1,188	3,125	–	4,313
Not rated (1)	52,291	1,137	–	53,428	51,915	1,304	–	53,219
Impaired	–	–	619	619	–	–	560	560
	417,163	11,169	619	428,951	408,854	8,934	560	418,348
Items not subject to impairment (2)				472				448
Total				$429,423				$418,796

Loans outstanding – Personal
Low risk	$73,973	$2,459	$–	$76,432	$73,339	$2,575	$–	$75,914
Medium risk	4,833	3,150	–	7,983	5,482	3,780	–	9,262
High risk	450	1,988	–	2,438	836	1,660	–	2,496
Not rated (1)	9,008	131	–	9,139	9,733	104	–	9,837
Impaired	–	–	245	245	–	–	200	200
Total	$88,264	$7,728	$245	$96,237	$89,390	$8,119	$200	$97,709

Loans outstanding – Credit cards
Low risk	$16,104	$122	$–	$16,226	$15,088	$83	$–	$15,171
Medium risk	1,683	1,991	–	3,674	1,418	1,911	–	3,329
High risk	40	1,577	–	1,617	39	1,255	–	1,294
Not rated (1)	762	33	–	795	751	32	–	783
Total	$18,589	$3,723	$–	$22,312	$17,296	$3,281	$–	$20,577

Loans outstanding – Small business
Low risk	$8,522	$924	$–	$9,446	$8,571	$838	$–	$9,409
Medium risk	1,949	988	–	2,937	1,512	1,130	–	2,642
High risk	94	523	–	617	102	375	–	477
Not rated (1)	8	–	–	8	3	–	–	3
Impaired	–	–	232	232	–	–	138	138
Total	$10,573	$2,435	$232	$13,240	$10,188	$2,343	$138	$12,669

Undrawn loan commitments – Retail
Low risk	$261,434	$1,318	$–	$262,752	$247,620	$1,041	$–	$248,661
Medium risk	10,529	293	–	10,822	9,021	246	–	9,267
High risk	886	401	–	1,287	876	367	–	1,243
Not rated (1)	6,408	129	–	6,537	5,668	118	–	5,786
Total	$279,257	$2,141	$–	$281,398	$263,185	$1,772	$–	$264,957

Wholesale – Loans outstanding
Investment grade	$88,108	$586	$–	$88,694	$88,513	$202	$–	$88,715
Non-investment grade	150,845	18,531	–	169,376	145,908	15,758	–	161,666
Not rated (1)	9,547	272	–	9,819	11,789	360	–	12,149
Impaired	–	–	2,188	2,188	–	–	1,301	1,301
	248,500	19,389	2,188	270,077	246,210	16,320	1,301	263,831
Items not subject to impairment (2)				8,920				10,136
Total				$278,997				$273,967

Undrawn loan commitments – Wholesale
Investment grade	$301,814	$225	$–	$302,039	$284,481	$179	$–	$284,660
Non-investment grade	124,422	12,251	–	136,673	126,225	10,657	–	136,882
Not rated (1)	4,190	–	–	4,190	3,692	1	–	3,693
Total	$430,426	$12,476	$–	$442,902	$414,398	$10,837	$–	$425,235

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	July 31, 2023			October 31, 2022
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,643	$167	$1,810	$1,328	$168	$1,496
Wholesale	1,062	63	1,125	1,279	2	1,281
	$2,705	$230	$2,935	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.